Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents
Schedule of cash and cash equivalents

In € thousand	12/31/2022	12/31/2021
Petty cash	—	2
Short-term fixed deposits	49,385	—
Cash at banks	130,196	129,854
Total cash and cash equivalents	179,581	129,856